Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator in Basic and Diluted Net Income (Loss) Per Common Share Computations

The following is a reconciliation of the numerator and denominator in the basic and diluted net income (loss) per common share computations (in thousands, except share data):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Numerator:
Net income (loss)	$1,093	$(9,286)	$4,357	$5,313
Adjustments to numerator:
Dividend paid to preferred stockholders	-	-	-	$(66,531)
Accretion of convertible preferred stock to maximum redemption value	-	(10,287)	(51,967)	$(436,317)
Net loss attributable to common stockholders	1,093	(19,573)	(47,610)	$(497,535)

Denominator:
Weighted average common shares outstanding - basic	1,000	27,593	30,523	12,606,529
Weighted average common shares outstanding - diluted	1,005	27,593	30,523	12,606,529

Net income (loss) per share:
Basic	$1,093.00	$(709.35)	$(1,559.81)	$(39.47)
Diluted	$1,087.56	$(709.35)	$(1,559.81)	$(39.47)

Anti-dilutive securities excluded from diluted EPS:
Service-based stock options	-	3,019,451	3,997,503	3,168,967
Common shares underlying convertible preferred stock	-	37,271,375	37,271,375	-
Performance-based stock options	-	3,557,057	4,848,869	3,836,107
Restricted stock units	-	-	-	586,224
Total	-	43,847,883	46,117,747	7,591,298